Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2023
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Transportation equipment	4 years
Charging stations	5 years
Furniture and fixtures	5 years
Office equipment	3 years